Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2019
Other non-current assets [Abstract]
Other Non-Current Assets
	December 31, 2018	June 30, 2019
Other non-current assets	$4,088	$16,403
	$4,088	$16,403